UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2005

Check here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Haven Capital Management LLC
Address: 655 Third Avenue
         New York, NY  10017

13F File Number: 28-03715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:


         /s/ Stephen Ely                   New York, NY          10/13/2005
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-03715                       Haven Capital Management LLC

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  109

Form 13F Information Table Value Total:  $219 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

       28-03715                      Haven Capital Management LLC

     [Repeat as necessary.]

FORM 13F
REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT

                           TITLE OF                   VALUE     SHARES/  SH/   PUT/   INVSTMT    OTHER        VOTING AUTHORITY
    NAME OF ISSUER          CLASS          CUSIP     (x$1000)   PRN AMT  PRN   CALL   DSCRETN   MANAGERS   SOLE    SHARED   NONE
-----------------------    --------      ---------   --------   -------  ---   ----   -------  ---------- ------- -------- -------
AGILENT TECHNOLOGIES INC    COMMON       00846u101      2,840      86725 SH             SOLE                  0      0       86725
APPLE COMPUTER INC          COMMON        37833100        236       4400 SH             SOLE                  0      0        4400
ABBOTT LABS                 COMMON         2824100      4,156      98030 SH             SOLE                  0      0       98030
AUTO DATA PROCESSING        COMMON        53015103        327       7600 SH             SOLE                  0      0        7600
ALLMERICA FINL CORP         COMMON        19754100      2,118      51494 SH             SOLE                  0      0       51494
AFLAC INC                   COMMON         1055102        571      12600 SH             SOLE                  0      0       12600
AMERICAN INTL GROUP INC     COMMON         2687410      3,002      48447 SH             SOLE                  0      0       48447
AMGEN                       COMMON        31162100        974      12224 SH             SOLE                  0      0       12224
ANDREW CORP                 COMMON        34425108      1,875     168200 SH             SOLE                  0      0      168200
ASIA PACIFIC FUND           COMMON        44901106        383      23622 SH             SOLE                  0      0       23622
AVERY DENNISON CORP         COMMON        53611109      1,449      27650 SH             SOLE                  0      0       27650
AMERICAN EXPRESS CO         COMMON        25816109        330       5750 SH             SOLE                  0      0        5750
BANK OF AMERICA             COMMON        60505104        387       9194 SH             SOLE                  0      0        9194
BECTON DICKINSON & CO       COMMON        75887109      3,054      58250 SH             SOLE                  0      0       58250
BELLSOUTH CORP              COMMON        79860102      1,319      50157 SH             SOLE                  0      0       50157
BP PLC ADR                  ADR           55622104        972      13718 SH             SOLE                  0      0       13718
BROOKLINE BANCORP           COMMON       11373m107      2,721     172025 SH             SOLE                  0      0      172025
ANHEUSER BUSCH COS INC      COMMON        35229103      1,924      44700 SH             SOLE                  0      0       44700
CATERPILLAR INC             COMMON       149123101        541       9200 SH             SOLE                  0      0        9200
COLGATE-PALMOLIVE CO        COMMON        19416210        338       6400 SH             SOLE                  0      0        6400
COMCAST CORP                COMMON        20030N20      4,318     150050 SH             SOLE                  0      0      150050
COSTCO WHOLESALE            COMMON       22160K105       1664      38625 SH             SOLE                  0      0       38625
CROSS TIMBERS RTY TR        TR UNIT      22757R109        380       7000 SH             SOLE                  0      0        7000
COMPUTER SCIENCES CORP      COMMON       205363104       2989      63175 SH             SOLE                  0      0       63175
CISCO SYS INC               COMMON        17275R10       3891     217148 SH             SOLE                  0      0      217148
CHEVRONTEXACO CORP          COMMON       166764100        583       9000 SH             SOLE                  0      0        9000
DIEBOLD INC                 COMMON       253651103       3780     109690 SH             SOLE                  0      0      109690
DANAHER CORP DEL            COMMON       235851102        413       7674 SH             SOLE                  0      0        7674
DOLLAR TREE STORES          COMMON       256747106       1073      49540 SH             SOLE                  0      0       49540
DOVER CORP                  COMMON       260003108       2767      67825 SH             SOLE                  0      0       67825
AMDOCS                      ORD          G02602103       5009     180650 SH             SOLE                  0      0      180650
DEVON ENERGY CORP NEW       COMMON       25179M103       5683      82796 SH             SOLE                  0      0       82796
ENGELHARD CORP              COMMON       292845104       2230      79900 SH             SOLE                  0      0       79900
E M C CORP MASS             COMMON       268648102       4321     333920 SH             SOLE                  0      0      333920
EQUITY OFFICE PRODS         COMMON       294741103        517      15803 SH             SOLE                  0      0       15803
FEDEX CORP                  COMMON       31428X106       1507      17295 SH             SOLE                  0      0       17295
FIRST FINL HLDGS INC        COMMON       320239106        308      10000 SH             SOLE                  0      0       10000
FLORIDA EAST COAST IND      COMMON       340632108       1209      26700 SH             SOLE                  0      0       26700
FLOUR CORP NEW              COMMON       343412102       5410      84025 SH             SOLE                  0      0       84025
GENERAL ELEC CO             COMMON       369604103       5302     157475 SH             SOLE                  0      0      157475
GENZYME CORP                COMMON       372917104        287       4000 SH             SOLE                  0      0        4000
GENERAL GROWTH PPTYS INC    COMMON       370021107       5357     119230 SH             SOLE                  0      0      119230
GAP                         COMMON       364760108        174      10000 SH             SOLE                  0      0       10000
HOME DEPOT INC              COMMON        43707610       4618     121080 SH             SOLE                  0      0      121080
HARTE-HANKS                 COMMON       416196103        529      20000 SH             SOLE                  0      0       20000
HARTFORD FINL SVCS GRP      COMMON       416515104       2541      32930 SH             SOLE                  0      0       32930
HEWLETT PACKARD CO          COMMON       428236103       2789      95500 SH             SOLE                  0      0       95500
INTL BUSINESS MACHINES      COMMON       459200101       2287      28509 SH             SOLE                  0      0       28509
INTEL CORP                  COMMON       458140100        629      25535 SH             SOLE                  0      0       25535
INGERSOLL RAND CO           COMMON       G4776G101       2703      70700 SH             SOLE                  0      0       70700
JOHNSON & JOHNSON           CLASS A      478160104       2079      32850 SH             SOLE                  0      0       32850
J P MORGAN CHASE & CO       COMMON       46625H100       2169      63930 SH             SOLE                  0      0       63930
KING PHARMACEUTICALS        COMMON       495582108       2534     164750 SH             SOLE                  0      0      164750
KIMBERLY CLARK CORP         COMMON       494368103       3403      57170 SH             SOLE                  0      0       57170
KERR MCGEE CORP             COMMON       492386107        909       9357 SH             SOLE                  0      0        9357
KYOCERA CORP                COMMON         6499260        209       3000 SH             SOLE                  0      0        3000
KINDER MORGAN ENERGY        COMMON       494550106        221       4175 SH             SOLE                  0      0        4175
COCA COLA COMPANY           COMMON       191216100        259       6000 SH             SOLE                  0      0        6000
LEGGETT & PLATT INC         COMMON       524660107       2872     142170 SH             SOLE                  0      0      142170
LABORATORY CORP AMER HLD    COMMON       50540r409       5675     116498 SH             SOLE                  0      0      116498
LILLY ELI & CO              COMMON       532457108       1372      25643 SH             SOLE                  0      0       25643
MASCO CORP                  COMMON       574599106       4623     150700 SH             SOLE                  0      0      150700
MEDTRONIC INC               COMMON        58505510        209       3900 SH             SOLE                  0      0        3900
MARSHALL ILSLEY             COMMON       571834100       2048      47075 SH             SOLE                  0      0       47075
3M CO                       COMMON       88579Y101       2144      29225 SH             SOLE                  0      0       29225
ALTRIA GROUP INC            COMMON        02209S10        418       5675 SH             SOLE                  0      0        5675
MODINE MANUFACTURING CO     COMMON       607828100        202       5510 SH             SOLE                  0      0        5510
MOLEX INC CL A              NON VTG      608554200        436      16974 SH             SOLE                  0      0       16974
MERCK & CO INC              COMMON       589331107       1624      59700 SH             SOLE                  0      0       59700
MICROSOFT CORP              COMMON        59491810       3128     121555 SH             SOLE                  0      0      121555
MURPHY OIL CORP             COMMON       626717102       1207      24200 SH             SOLE                  0      0       24200
MEADWESTVACO CORP           COMMON       583334107       3829     138640 SH             SOLE                  0      0      138640
NOBLE ENERGY                COMMON       655044105       2519      53700 SH             SOLE                  0      0       53700
NABORS INDUSTRIES LTD       COMMON       G6359F103       3083      42925 SH             SOLE                  0      0       42925
NORTH FORK BANCORP          COMMON       659424105       1311      51412 SH             SOLE                  0      0       51412
NATIONAL OILWELL VARCO INC  COMMON       637071101       1579      24000 SH             SOLE                  0      0       24000
                            SER B
OPTIMARK TECHNOLOGIES       CV PART P    683990204          2      15000 SH             SOLE                  0      0       15000
PEPSICO INC                 COMMON       713448108       1028      18129 SH             SOLE                  0      0       18129
PFIZER INC                  COMMON       717081103       2412      96599 SH             SOLE                  0      0       96599
PRINCIPAL FINL GROUP        COMMON       74251V102       3112      65700 SH             SOLE                  0      0       65700
PROCTOR & GAMBLE CO         COMMON       742718109        339       5700 SH             SOLE                  0      0        5700
PROGRESSIVE CORP            COMMON       743315103        629       6000 SH             SOLE                  0      0        6000
PENTAIR INC                 COMMON       709631105       2172      59500 SH             SOLE                  0      0       59500
PLATINUM UNDERWRITER        COMMON       G7127P100       1246      41700 SH             SOLE                  0      0       41700
PRAXAIR INC                 COMMON       74005p104       4926     102770 SH             SOLE                  0      0      102770
PIONEER NATURAL RESOURCES   COMMON       723787107       1774      32300 SH             SOLE                  0      0       32300
                            NY REG
ROYAL DUTCH PETE CO         SHARES       780257804       1516      23100 SH             SOLE                  0      0       23100
M S EASTERN EUROPE FUND     COMMON       616988101        386      10500 SH             SOLE                  0      0       10500
SBC COMMUNICATIONS  INC     COMMON       78387G103       1966      82000 SH             SOLE                  0      0       82000
SCHERING PLOUGH             COMMON       806605101       1892      89900 SH             SOLE                  0      0       89900
SAUER-DANFOSS INC           COMMON       804137107       3242     162100 SH             SOLE                  0      0      162100
SILGAN HOLDINGS INC         COMMON       827048109       2174      65350 SH             SOLE                  0      0       65350
SONOCO PRODUCTS             COMMON       835495102       1732      63428 SH             SOLE                  0      0       63428
SOVEREIGN BANCORP           COMMON       845905108       3812     172960 SH             SOLE                  0      0      172960
ST PAUL COS INC             COMMON       792860108       1786      39800 SH             SOLE                  0      0       39800
STATE STREET CORP           COMMON       857477103        889      18175 SH             SOLE                  0      0       18175
SYSCO CORP                  COMMON       871829107       2328      74200 SH             SOLE                  0      0       74200
                            DEPOSITORY
TDC A/S                     RECEIPT      87236N102       1527      56600 SH             SOLE                  0      0       56600
TIME WARNER                 COMMON       887317105       1742      96200 SH             SOLE                  0      0       96200
TEXAS INSTRS INC            COMMON       882508104       5568     164240 SH             SOLE                  0      0      164240
UNITED PARCEL SERVICE IN    CL B         911312106       3069      44390 SH             SOLE                  0      0       44390
U S BANCORP DEL             COMMON       902973304       3159     112485 SH             SOLE                  0      0      112485
UNITED TECHNOLOGIES CORP    COMMONG      913017109       2281      44000 SH             SOLE                  0      0       44000
V F CORP                    COMMON       918204108       1414      24400 SH             SOLE                  0      0       24400
WEATHERFORD INTL            COMMON       G95089101       2140      31170 SH             SOLE                  0      0       31170
WEINGARTEN RLTY INVS        SH BEN INT   948741103        416      11000 SH             SOLE                  0      0       11000
WATTS INDS INC              CL A         942749102       2031      70400 SH             SOLE                  0      0       70400
WYETH                       CL A         G98255105        204       4400 SH             SOLE                  0      0        4400
EXXON MOBIL CORP            COMMON       30231G102       1037      16321 SH             SOLE                  0      0       16321
   Report Totals                                      218,798  6,467,412                                                 6,467,412